Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Revenue Recognition [Line Items]
Aggregate amount	$ 105,800,000
Percentage of performance obligations	68.00%
Deferred revenues	$ 9,808